Exploration and Evaluation Assets (Tables)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement [Line Items]
Disclosure of detailed information about exploration and evaluation assets [Table Text Block]
	September 1,		Impairment	August 31,
	2017	Expenditures	Loss	2018

Separation Rapids Lithium Project (a)	$9,523,610	$1,487,340	$-	$11,010,950
East Kemptville Tin-Indium Project (b)	5,322,422	505,102	-	5,827,524
Warren Township Anorthosite Project (c)	-	-	-	-
Other (e)	15,000	20,760	-	35,760

	$14,861,032	$2,013,202	$-	$16,874,234

	September 1,		Impairment	August 31,
	2016	Expenditures	Loss	2017

Separation Rapids Lithium Project (a)	$7,481,410	$2,042,200	$-	$9,523,610
East Kemptville Tin-Indium Project (b)	5,011,070	311,352	-	5,322,422
Warren Township Anorthosite Project (c)	-	3,080	(3,080)	-
Mount Douglas Tin-Tungsten Property (d)	46,663	88,446	(135,109)	-
Other (e)	28,101	26,828	(39,929)	15,000

	$12,567,244	$2,471,906	$(178,118)	$14,861,032